                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                           ING Global Real Estate Fund
                             ING International Fund
                                ING Foreign Fund
                     ING International SmallCap Growth Fund
                            ING Precious Metals Fund
                                 ING Russia Fund
                            ING Worldwide Growth Fund

                               ING MAYFLOWER TRUST
                          ING International Value Fund

                        Supplement dated December 2, 2003
                 to the ING Mutual Funds and ING Mayflower Trust
                    Statement of Additional Information (SAI)
                               Dated March 1, 2003
                         (As Supplemented July 1, 2003)

The first paragraph of the section entitled "Investment Adviser" on page 25 of the SAI is replaced in its entirety with the following:

      The investment adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Adviser, subject to the authority of the Trustees of the ING Funds, has the overall responsibility for the management of each ING Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to the ING International Fund, ING Precious Metals Fund and ING Worldwide Growth Fund; Brandes Investment Partners, LLC ("Brandes") as the Sub-Adviser for the International Value Fund; Nicholas-Applegate Capital Management ("NACM") as the Sub-Adviser for the International SmallCap Growth Fund; ING Investment Management Advisors B.V. ("IIMA") as the Sub-Adviser to the Russia Fund and Emerging Countries Fund; Clarion CRA Securities, L.P. ("CRA") as the Sub-Adviser to the Global Real Estate Fund; and Julius Baer Investment Management, Inc. ("JBIMI") as the Sub-Adviser to the Foreign Fund. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

The following is added after the fourth paragraph of the section entitled "Investment Adviser" on page 26 of the SAI:

      Prior to August 1, 2003, the ING International Fund, ING Precious Metals Fund and ING Worldwide Growth Fund were directly managed by the Investment Adviser. ING has undertaken an internal reorganization that, among other things, integrated certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the sub-adviser to the ING International Fund, ING Precious Metals Fund and ING Worldwide Growth

      Fund. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. As a result of this integration plan the operational and supervisory functions of the Funds were separated from the portfolio management functions related to the Funds, with the former continuing to be provided by the Investment Adviser and the latter provided by ING Aeltus. The portfolio management personnel for these Funds did not change as a result of this internal reorganization.

The following replaces the sixth paragraph of the section entitled "Investment Adviser" on page 26 of the SAI:

      In connection with their deliberations relating to each Fund's (except Foreign Fund) current Investment Management Agreement and Sub-Advisory Agreement with Brandes, NACM, IIMA, and Clarion, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Advisers to the Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreements included, but were not limited to, the following: (1) the performance of each Fund compared to performance of a peer group of funds; (2) the nature and quality of the services provided by ING Investments to the Funds; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided to the Funds; (4) the profitability to ING Investments from the Investment Management Agreements; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Funds and a comparison of each Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of each Fund. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

The following replaces the eighth paragraph of the section entitled "Investment Adviser" on page 26 of the SAI:

      The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements (except Foreign Fund, International Fund, Precious Metals Fund and Worldwide Growth Fund) with Brandes, NACM, IIMA, and Clarion included, but were not limited to, the following: (1) the performance of the Funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Trustees also considered the advisory fee retained by ING Investments for its services to Funds.

      The factors considered by the Board in reviewing the Sub-Advisory Agreement dated August 1, 2003 with ING Aeltus included, but are not limited to, the following: (1) the centralization of asset managers allows ING to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization facilitates more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity permits certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization helps ING

      Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio managers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which may have resulted from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus; (3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization enables ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus be paid by the Adviser and not directly by the Fund. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that be provided to the sub-advised Funds. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Trust and its shareholders.

The following table contained in the tenth paragraph of the section entitled "Investment Advisor Fees" on page 27 of the SAI is hereby deleted and replaced in its entirety with the following:

SERIES                                                    ANNUAL INVESTMENT ADVISER FEE
Emerging Countries Fund                 1.25% of the Fund's average daily net assets

Global Real Estate Fund                 1.00% of the Fund's average daily net assets

International Fund                      1.00% of the Fund's average daily net assets

Foreign Fund                            1.00% of the first $500 million of the Fund's
                                        average daily net assets, 0.90% of the Funds average daily net assets in excess of $500 million.

International SmallCap Growth Fund      1.00% of the first $500 million of the Fund's
                                        average daily net assets, 0.90% of the next $500 million
                                        of the Fund's average daily net assets, and 0.85% of the Fund's average daily net assets in excess of $1 billion

International Value Fund                1.00% of the Fund's average daily net assets

Precious Metals Fund                    1.00% on the first $50 million of the Fund's
                                        average daily net assets and 0.75% thereafter

Russia Fund                             1.25% of the Fund's average daily net assets

Worldwide Growth Fund                   1.00% of the first $250 million of the Fund's
                                        average daily net assets, 0.90% on the next
                                        $250 million of the Fund's average daily net
                                        assets, 0.80% on the next $500 million of
                                        the Fund's average daily net assets, and
                                        0.75% of the Fund's average daily net assets in excess of $1 billion(1)

     (1) Prior to December 1, 2003, the management fee for ING Worldwide Growth Fund was 1.00% of the first $500 million of the Fund's average daily net assets, 0.90% of the next $500 million of the Fund's average daily net assets, and 0.85% of the Fund's average daily net assets in excess of $1 billion

The following is added after the third paragraph of the section entitled "Sub-Advisory Agreements" on page 29 of the SAI:

      Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between the Investment Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to ING International Fund, ING Precious Metals Fund and ING Worldwide Growth Fund. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Trustees of the Funds, on behalf of the Funds, manages each Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.

The following is added to the table contained in the tenth paragraph of the section entitled "Sub-Advisory Agreements" on page 30 of the SAI:

      International Fund                0.4500% of the Fund's average daily net assets

      Precious Metals Fund              0.4500% of the first $50 million of the
                                        Fund's average daily net assets and
                                        0.3375% of the Fund's average daily net assets in
                                        excess of $50 million

      Worldwide Growth Fund             0.4500% of the first $250 million of the
                                        Fund's average daily net assets, 0.4050%
                                        of the next $250 million of the Fund's
                                        average daily net assets, 0.36% on the
                                        next $500 million of the Fund's
                                        average daily net assets, and 0.3375% of
                                        the Fund's average daily net assets in
                                        excess of $1 billion(1)

      (1) For the period August 1, 2003 through November 30, 2003, the sub-advisory fee was 0.4500% on the first $500 million, 0.4050% of the next $250 million and 0.3825% of the Fund's average daily net assets in excess of $1 billion.

This Supplement supercedes the Supplement dated August 13, 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE